Shareholders' Equity - Summary of Preferred Shares, Ordinary Shares, and Deferred Shares Issued (Details) - shares	Jun. 30, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Preferred shares, issued	148,373,779	106,081,025
Ordinary shares, issued	11,882,026	12,047,440
Total preferred, ordinary and deferred shares	288,891,544	122,238,835
SERIES A $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred shares, issued	35,070,249	34,840,000
SERIES B $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred shares, issued	59,381,964	58,933,333
SERIES C $0.00001 PAR VALUE
Class Of Stock [Line Items]
Preferred shares, issued	53,921,566	12,307,692
A Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	4,721,120	4,000,000
B Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	1,295,636	1,307,992
C Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	913,538	917,874
D Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	2,893,224	2,972,298
E Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	3,955,914	3,972,188
F Ordinary shares
Class Of Stock [Line Items]
Ordinary shares, issued	2,823,714	2,877,088
Deferred Shares
Class Of Stock [Line Items]
Deferred shares	275,784	110,370
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares	123,638,835	0